FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

 (collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 2, 2023

This information supplements the First American Money Market Funds Class A Shares Prospectus dated November 15, 2022. Please retain this supplement for future reference.

The following replaces the first paragraph under the “Principal Risks” section for Government Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the first paragraph under the “Principal Risks” section for Retail Prime Obligations Fund and Retail Tax Free Obligations Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the section entitled “Suspension or Postponement of Redemptions” under “Shareholder Information—Purchasing and Redeeming Fund Shares.”

Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

•	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

•	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

FAF-MM-Pro-1

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

The section entitled “Liquidity Fees and Redemption Gates” is replaced in its entirety by the following.

Liquidity Fees

With respect to Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, the board of directors is permitted to impose a liquidity fee on redemptions (up to 2%) if the board determines it is in the best interests of the fund for the board to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the board determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the board.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The board generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. The board generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed.

Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or U.S. Bancorp Asset Management to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 2, 2023

This information supplements the First American Money Market Funds—Class D Shares Prospectus dated November 15, 2022. Please retain this supplement for future reference.

The following replaces the first paragraph under the “Principal Risks” section for Government Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 2, 2023

This information supplements the First American Money Market Funds—Class P Shares Prospectus dated November 15, 2022. Please retain this supplement for future reference.

The following replaces the first paragraph under the “Principal Risks” section for Government Obligations Fund and Treasury Obligations Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

 U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 2, 2023

This information supplements the First American Money Market Funds—Class T Shares Prospectus dated November 15, 2022. Please retain this supplement for future reference.

The following replaces the first paragraph under the “Principal Risks” section for Government Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the first paragraph under the “Principal Risks” section for Institutional Prime Obligations Fund.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the first paragraph under the “Principal Risks” section for Retail Prime Obligations Fund and Retail Tax Free Obligations Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the section entitled “Suspension or Postponement of Redemptions” under “Shareholder Information—Purchasing and Redeeming Fund Shares.”

Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

FAF-MM-Pro-1

•	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

•	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

•	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, for each fund other than Institutional Prime Obligations Fund, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

The section entitled “Liquidity Fees and Redemption Gates” is replaced in its entirety by the following.

Liquidity Fees

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, the board of directors is permitted to impose a liquidity fee on redemptions (up to 2%) if the board determines it is in the best interests of the fund for the board to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the board determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the board.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The board generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. The board generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed.

Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or U.S. Bancorp Asset Management to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Prospectus Supplement dated October 2, 2023

This information supplements the First American Money Market Funds—Class U Shares Prospectus dated November 15, 2022. Please retain this supplement for future reference.

The following replaces the first paragraph under the “Principal Risks” section.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 2, 2023

This information supplements the First American Money Market Funds—Class V Shares Prospectus dated November 15, 2022. Please retain this supplement for future reference.

The following replaces the first paragraph under the “Principal Risks” section for Government Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the first paragraph under the “Principal Risks” section for Institutional Prime Obligations Fund.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the first paragraph under the “Principal Risks” section for Retail Prime Obligations Fund and Retail Tax Free Obligations Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the section entitled “Suspension or Postponement of Redemptions” under “Shareholder Information—Purchasing and Redeeming Fund Shares.”

Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

FAF-MM-Pro-1

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, for each fund other than Institutional Prime Obligations Fund, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

The section entitled “Liquidity Fees and Redemption Gates” is replaced in its entirety by the following.

Liquidity Fees

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, the board of directors is permitted to impose a liquidity fee on redemptions (up to 2%) if the board determines it is in the best interests of the fund for the board to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the board determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the board.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The board generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. The board generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed.

Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or U.S. Bancorp Asset Management to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 2, 2023

This information supplements the First American Money Market Funds—Class X Shares Prospectus dated November 15, 2022. Please retain this supplement for future reference.

The following replaces the first paragraph under the “Principal Risks” section for Government Obligations Fund and Treasury Obligations Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the first paragraph under the “Principal Risks” section for Retail Prime Obligations Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the section entitled “Suspension or Postponement of Redemptions” under “Shareholder Information—Purchasing and Redeeming Fund Shares.”

Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

FAF-MM-Pro-1

The section entitled “Liquidity Fees and Redemption Gates” is replaced in its entirety by the following.

Liquidity Fees

With respect to Retail Prime Obligations Fund, the board of directors is permitted to impose a liquidity fee on redemptions (up to 2%) if the board determines it is in the best interests of the fund for the board to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the board determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the board.

Unprocessed purchase orders the fund received prior to notification of the imposition of a liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The board generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. The board generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed.

Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by the fund will reduce the amount you will receive upon the redemption of your shares, and the fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to the fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by the fund, the transfer agent or U.S. Bancorp Asset Management to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 2, 2023

This information supplements the First American Money Market Funds—Class Y Shares Prospectus dated November 15, 2022. Please retain this supplement for future reference.

The following replaces the first paragraph under the “Principal Risks” section for Government Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the first paragraph under the “Principal Risks” section for Institutional Prime Obligations Fund.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the first paragraph under the “Principal Risks” section for Retail Prime Obligations Fund and Retail Tax Free Obligations Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the section entitled “Suspension or Postponement of Redemptions” under “Shareholder Information—Purchasing and Redeeming Fund Shares.”

Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

FAF-MM-Pro-1

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, for each fund other than Institutional Prime Obligations Fund, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

The section entitled “Liquidity Fees and Redemption Gates” is replaced in its entirety by the following.

Liquidity Fees

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, the board of directors is permitted to impose a liquidity fee on redemptions (up to 2%) if the board determines it is in the best interests of the fund for the board to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the board determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the board.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The board generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. The board generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed.

Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or U.S. Bancorp Asset Management to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 2, 2023

This information supplements the First American Money Market Funds—Class Z Shares Prospectus dated November 15, 2022. Please retain this supplement for future reference.

The following replaces the first paragraph under the “Principal Risks” section for Government Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the first paragraph under the “Principal Risks” section for Institutional Prime Obligations Fund.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the first paragraph under the “Principal Risks” section for Retail Prime Obligations Fund and Retail Tax Free Obligations Fund.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

The following replaces the section entitled “Suspension or Postponement of Redemptions” under “Shareholder Information—Purchasing and Redeeming Fund Shares.”

Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

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●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, for each fund other than Institutional Prime Obligations Fund, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

The section entitled “Liquidity Fees and Redemption Gates” is replaced in its entirety by the following.

Liquidity Fees

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, the board of directors is permitted to impose a liquidity fee on redemptions (up to 2%) if the board determines it is in the best interests of the fund for the board to impose a liquidity fee. A liquidity fee may be imposed as early as the same day on which the board determines to impose such fee and may occur before the end of the business day. Liquidity fees may be terminated at any time in the discretion of the board.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The board generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. The board generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed.

Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be filed with the SEC on Form N-CR and will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or U.S. Bancorp Asset Management to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

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